SUBSEQUENT EVENTS (Details Narrative) - USD ($)																								1 Months Ended	3 Months Ended					9 Months Ended	12 Months Ended
	Dec. 19, 2024	Nov. 05, 2024	Sep. 25, 2024	Aug. 02, 2024	Jul. 11, 2024	May 01, 2024	Apr. 30, 2024	Apr. 08, 2024	Apr. 06, 2024	Apr. 05, 2024	Apr. 04, 2024	Apr. 03, 2024	Jan. 31, 2024	Dec. 08, 2023	Nov. 17, 2023	Nov. 13, 2023	Nov. 12, 2023	Aug. 19, 2023	Aug. 14, 2023	May 08, 2023	Mar. 31, 2023	Jan. 23, 2023	Dec. 15, 2022	Apr. 30, 2024	Oct. 31, 2024	Jul. 31, 2024	May 15, 2024	Apr. 30, 2024	Oct. 31, 2023	Oct. 31, 2024	Jan. 31, 2024	Jan. 31, 2023	Nov. 04, 2024	Jan. 12, 2024
Subsequent Event [Line Items]
Preferred Stock,par value													$ 0.001												$ 0.001					$ 0.001	$ 0.001	$ 0.001
Common Stock,par value													$ 0.001												$ 0.001					$ 0.001	$ 0.001	$ 0.001
Conversion price per shares										$ 0.23
Vested stock options																														6,566,000	22,646,000	11,323,000
Vested stock options per share												$ 0.125
Stock options exercised												3,385,000
Debt Instrument, Face Amount										$ 201,200
Employee Benefits and Share-Based Compensation																		$ 79,585
Stock Issued During Period, Value, New Issues																									$ 12,000	$ 320,084		$ 1,753,300
Debt conversion shares										880,000
Partners' Capital Account, Units, Sold in Private Placement																							4,333,333
Series A Convertible Non Voting Preferred Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Preferred Stock,par value					$ 0.001
Stock Issued During Period, Shares, Conversion of Convertible Securities					185.66
Andrew Brodkey [Member]
Subsequent Event [Line Items]
Sale of preferred stock, shares			2,570,000
Employee Benefits and Share-Based Compensation				$ 42,500		$ 17,500												22,833			$ 18,000
Stock Issued During Period, Value, New Issues			$ 565,400
Debt conversion shares				170,000		109,375				1,306,667
Steven Rudofsky [Member]
Subsequent Event [Line Items]
Sale of preferred stock, shares			125,000
Employee Benefits and Share-Based Compensation				$ 31,250		$ 31,250												$ 41,667			$ 31,250
Stock Issued During Period, Value, New Issues			$ 27,500
Debt conversion shares				125,000		195,313				1,666,667
Common Stock [Member]
Subsequent Event [Line Items]
Private placement offering per share																						$ 0.15
Sale of preferred stock, shares					9,283,333													3,844,073			879,628	182,240,000
Stock options exercised												11,055,000
Stock Issued During Period, Value, New Issues																						$ 820,080
Sale of Stock, Number of Shares Issued in Transaction					94,126,642
Stock Issued During Period, Shares, Conversion of Convertible Securities									753,750																			12,848,116	3,844,073		3,844,073
Common Stock [Member] | Andrew Brodkey [Member]
Subsequent Event [Line Items]
Sale of preferred stock, shares		193,182																326,190			108,024
Stock Issued During Period, Shares, Conversion of Convertible Securities											816,666
Common Stock [Member] | Steven Rudofsky [Member]
Subsequent Event [Line Items]
Sale of preferred stock, shares		397,727																595,236			192,901
Stock Issued During Period, Shares, Conversion of Convertible Securities								1,041,667
Warrant [Member]
Subsequent Event [Line Items]
Class of warrant or right outstanding													41,540,000									1,093,479									41,540,000	41,540,000
Warrants shares					11,604,167
Exercise Price													$ 0.24	$ 0.24	$ 0.24	$ 0.24	$ 0.24		$ 0.24	$ 0.23		$ 0.23									$ 0.24
Sale of preferred stock, shares													1,125,000	125,000	125,000	1,125,000	1,125,000		1,125,000	1,093,479										1,125,000	1,125,000
Conversion of Stock, Shares Issued									1,200,000
Stock Issued During Period, Value, New Issues														$ 12,537	$ 12,537															$ 156,746	$ 156,746
Warrant [Member] | Series A Convertible Non Voting Preferred Stock [Member]
Subsequent Event [Line Items]
Class of warrant or right outstanding													52,738,479																		52,738,479	51,613,479
Warrant [Member] | Andrew Brodkey [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Issued											1,306,667
Warrant [Member] | Steven Rudofsky [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Issued								1,666,667
Placement Agent [Member]
Subsequent Event [Line Items]
Sale of preferred stock, shares					813,333
Former Shareholders [Member]
Subsequent Event [Line Items]
Shares of common stock issued																						66,794,143
Consultants [Member]
Subsequent Event [Line Items]
Sale of preferred stock, shares					418,333
Subscription Agreement [Member]
Subsequent Event [Line Items]
Private placement offering per share																									$ 12,000					$ 12,000
Private placement offering																														$ 1,964,000
Preferred Stock,par value																									$ 0.001					$ 0.001
Class of warrant or right outstanding																									62,500					62,500
Warrants shares																									50,000					50,000
Common Stock,par value																									$ 0.001					$ 0.001				$ 0.001
Exercise Price																									$ 0.24					$ 0.24
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																		62,500
Subscription Agreement [Member] | Warrant [Member]
Subsequent Event [Line Items]
Exercise Price																																		$ 0.24
Subsequent Event [Member]
Subsequent Event [Line Items]
Exercise Price							$ 0.15																	$ 0.15				$ 0.15
Convertible secured notes							$ 1,099,200																	$ 1,099,200				$ 1,099,200
Conversion price per shares							$ 0.075																	$ 0.075				$ 0.075
Sale of preferred stock, shares																								12,848,116
Vested stock options																								7,640,001
Vested stock options per share																								$ 0.125
Stock options exercised																								3,385,000
Long-Term Debt, Percentage Bearing Variable Interest, Percentage Rate																																	10.00%
Subsequent Event [Member] | Intelligent Investments 1 LLC [Member]
Subsequent Event [Line Items]
Debt conversion amount	$ 30,000
Subsequent Event [Member] | Andrew Brodkey [Member]
Subsequent Event [Line Items]
Employee Benefits and Share-Based Compensation		$ 42,500
Subsequent Event [Member] | Steven Rudofsky [Member]
Subsequent Event [Line Items]
Employee Benefits and Share-Based Compensation		$ 87,500
Subsequent Event [Member] | Secured Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																																	$ 25,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock options exercised																								11,055,000
Subsequent Event [Member] | Common Stock [Member] | Intelligent Investments 1 LLC [Member]
Subsequent Event [Line Items]
Debt conversion shares	125,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Stock options exercised																								4,781,253
Subsequent Event [Member] | Steven Rudofsky [Member]
Subsequent Event [Line Items]
Exercise Price		$ 0.15
Vested stock options																								5,360,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		500,000
Subsequent Event [Member] | Steven Rudofsky [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Sale of preferred stock, shares		500,000
Stock Issued During Period, Value, New Issues		$ 75,000
Subsequent Event [Member] | Andrew Brodkey [Member]
Subsequent Event [Line Items]
Vested stock options																								5,360,000
Subsequent Event [Member] | Scannell [Member]
Subsequent Event [Line Items]
Vested stock options																								5,360,000
Subsequent Event [Member] | Shaun Dykes [Member]
Subsequent Event [Line Items]
Vested stock options																								5,360,000
Vested stock options per share																								$ 0.125
Stock options exercised																								3,685,000
Subsequent Event [Member] | Various Individuals [Member]
Subsequent Event [Line Items]
Stock options exercised																											1,195,427
Subsequent Event [Member] | Other Employees And Non Employees [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Amount Issued		$ 67,500
Conversion of Stock, Shares Issued		306,818
Subsequent Event [Member] | Subscription Agreement [Member]
Subsequent Event [Line Items]
Private placement offering per share							$ 12,000																	$ 12,000				12,000
Private placement offering							$ 1,952,000
Preferred Stock,par value							$ 0.001																	$ 0.001				$ 0.001
Class of warrant or right outstanding							62,500																	62,500				62,500
Warrants shares							50,000																	50,000				50,000
Common Stock,par value							$ 0.001																	$ 0.001				$ 0.001
Exercise Price							$ 0.24																	$ 0.24				$ 0.24